DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Short-term debt:
Short-term bank borrowings	¥ 116,376		¥ 176,752
Long-term bank borrowings, current portion	219,121		159,721
Capital lease and other financing arrangement payable, current portion			201,835
Other short-term payable	223,208		223,828
Short-term debt	558,705	$ 86,710	762,136
Long-term debt:
Long-term bank borrowings,non-current portion	175,534		196,682
Capital lease and other financing arrangement payable,non-current portion			242,719
Other long term payable	25,507		25,519
Long-term debt	201,041	$ 31,201	464,920
Short-term and long-term debt	¥ 759,746		¥ 1,227,056